Provision for decommissioning costs (Tables)	6 Months Ended
Jun. 30, 2023
Provision For Decommissioning Costs
Schedule of provision for decommissioning costs

	06.30.2023	12.31.2022
Onshore	455	418
Shallow waters	4,844	4,399
Deep and ultra-deep post-salt	10,622	9,988
Pre-salt	4,182	3,795
	20,103	18,600

Schedule of changes in the provision for decommissioning costs

Non-current liabilities	2023 Jan-Jun	2022 Jan-Jun
Opening balance	18,600	15,619
Adjustment to provision	19	37
Transfers related to liabilities held for sale (1)	−	(1,075)
Use of provisions	(458)	(404)
Interest accrued	414	246
Others	(8)	(4)
Translation adjustment	1,536	1,055
Closing balance	20,103	15,474

(1)	In the six-month period ended June 30, 2022, it refers to the Golfinho and Camarupim Group (US$ 103), in Espírito Santo, the Albacora Leste Field (US$ 374), in Rio de Janeiro, the Norte Capixaba Group (US$ 32), in Espírito Santo state, and the Potiguar Group (US$ 566), in Rio Grande do Norte state.